Fair Value of Financial Instruments and Derivatives Instruments, detail 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Derivative [Line Items]
Derivative instruments- asset position	$ 0	$ 0
Derivative instruments- liability position	0	0
Significant Other Observable Inputs (Level 2)
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	9,569	12,367
Level 3
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	$ 0	$ 0